Intangible assets - Rollforward of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 10,179
Ending balance	12,010	$ 8,824
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,312	9,368
Additions	1,900	408
Transfers	(6)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(3)
Ending balance	13,206	9,773
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,133)	(934)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		2
Amortisation, intangible assets other than goodwill	(63)	(17)
Ending balance	(1,196)	(949)
Licenses - indefinite lived
Disclosure of detailed information about intangible assets [line items]
Ending balance	10,923	8,743
Licenses - indefinite lived | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,144	9,221
Additions	1,300	375
Transfers	(452)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Ending balance	11,992	9,596
Licenses - indefinite lived | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,069)	(853)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	0	0
Ending balance	(1,069)	(853)
Licenses - definite lived
Disclosure of detailed information about intangible assets [line items]
Ending balance	1,039	0
Licenses - definite lived | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Additions	600	0
Transfers	452
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Ending balance	1,052	0
Licenses - definite lived | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	(13)	0
Ending balance	(13)	0
Software
Disclosure of detailed information about intangible assets [line items]
Ending balance	48	81
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	168	147
Additions	0	33
Transfers	(6)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(3)
Ending balance	162	177
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(64)	(81)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		2
Amortisation, intangible assets other than goodwill	(50)	(17)
Ending balance	$ (114)	$ (96)